Note 15 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
As at December 31, 2024	Level 1	Level 2	Level 3	Total
	$	$	$	$
Investments	8	-	-	8
As at December 31, 2023	Level 1	Level 2	Level 3	Total
	$	$	$	$
Investments	8	-	-	8